CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activity
Loss for the year		$ (2,159)	$ (1,688)	$ (226)
Adjustments for:
Income tax		31	(553)
Depreciation		141	31
Financial expense, net		232	69
Share-based payments		14	9
Total, Adjustments		418	(444)
Increase in accounts receivable		(157)	(35)
Increase in trade payables		58	23
Increase in accounts payable and accruals		72	98
Increase in related parties balance		141	321
Increase decrease in operating capital		114	407
Net cash used in operating activity		(1,627)	(1,725)
Cash flows from investment activity
Increase in restricted bank deposit		(7)	(59)
Investment in property and equipment		(202)	(336)
Net cash used in investment activity		(209)	(395)
Cash flows from financing activity
Issuance of share capital and warrants		1,042
Proceeds from capital contribution and shareholders' loans		639	2,965
Repayment of shareholders' loans		(553)
Proceed from bank's loan		144
Net cash provided by financing activity		1,272	2,965
Cash flows above include cash flows in respect of discontinued operation as follows:
Net cash used operating activity	[1]			(116)
Net cash provided by investment activity				104
Net cash flows used in discontinued operation				(12)
Exchange differences on balances of cash and cash equivalents		(10)	13
(Decrease)/increase in cash and cash equivalents		(574)	858	(12)
Balance of cash and cash equivalents at the start of the year		858		12
Balance of cash and cash equivalents at end of the year		$ 284	$ 858

[1]	Including cash interest receipts in the amount of